Investment Portfolioas of December 31, 2024 (Unaudited)
DWS Massachusetts Tax-Free Fund
	Principal Amount ($)	Value ($)

Municipal Investments 97.3%
Massachusetts 92.9%
Attleboro, MA, General Obligation, 4.0%, 2/15/2049	4,000,000	3,836,189
Cambridge, MA, General Obligation, 4.0%, 2/15/2042	2,150,000	2,184,297
Massachusetts, Bay Transportation Authority Revenue, Series A, 5.25%, 7/1/2025	2,960,000	2,992,953
Massachusetts, Clean Water Trust, State Revolving Fund:
Series 25B, 5.0%, 2/1/2042	300,000	331,658
Series 25B, 5.0%, 2/1/2043	1,000,000	1,101,560
Series 25B, 5.0%, 2/1/2044	300,000	329,525
Massachusetts, Development Finance Agency Revenue Bond, CHF Merrimack, Inc.:
Series A, 144A, 5.0%, 7/1/2054	1,200,000	1,203,599
Series A, 144A, 5.0%, 7/1/2060	1,100,000	1,089,204
Massachusetts, Development Finance Agency Revenue Bond, NewBridge on the Charles, Inc., Obligated Group:
144A, 5.0%, 10/1/2047	1,000,000	973,423
144A, 5.0%, 10/1/2057	2,000,000	1,922,050
Massachusetts, Development Finance Agency, National Charter School, Equitable School Revenue, Series C, 4.0%, 11/1/2051	3,455,000	3,255,338
Massachusetts, Educational Financing Authority Revenue, Series B, AMT, 5.0%, 7/1/2028	1,750,000	1,817,083
Massachusetts, General Obligation:
Series B, 3.0%, 4/1/2048	2,000,000	1,561,714
Series B, 4.0%, 2/1/2042	1,000,000	1,001,221
Series D, 5.0%, 7/1/2048	5,000,000	5,245,621
Series A, 5.0%, 1/1/2054	5,000,000	5,327,546
Series B, 5.0%, 5/1/2054	1,500,000	1,601,173
Series C, 5.25%, 10/1/2047	2,500,000	2,738,718
Massachusetts, Massachusetts Municipal Wholesale Electric Co., Project 2015A, Series A, 4.0%, 7/1/2051	1,000,000	941,143
Massachusetts, State Bay Transportation Authority, Sales Tax Revenue:
Series A-2, 5.0%, 7/1/2043	4,960,000	5,104,912
Series B, 5.25%, 7/1/2054	1,665,000	1,826,571
Massachusetts, State Department of Transportation, Metropolitan Highway Systems Revenue:
Series A-2, 3.65% (a), 1/7/2025, LOC: TD Bank NA	1,200,000	1,200,000
Series A, 5.0%, 1/1/2028	1,000,000	1,062,841
Massachusetts, State Development Finance Agency Revenue:
Series A, 2.3%, 1/1/2042	990,591	678,137
Series A, 5.0%, 7/1/2044	1,500,000	1,462,458
Massachusetts, State Development Finance Agency Revenue Bond, Southcoast Health System Obligated Group, Series G, 4.0%, 7/1/2046	3,325,000	3,055,029
Massachusetts, State Development Finance Agency Revenue, Bentley University:
Series A, 4.0%, 7/1/2039	500,000	499,274
5.0%, 7/1/2040	1,750,000	1,779,254
Massachusetts, State Development Finance Agency Revenue, Berklee College of Music, Inc., 5.0%, 10/1/2037	2,000,000	2,041,581
Massachusetts, State Development Finance Agency Revenue, Beth Israel Lahey Health Issue:
Series K, 5.0%, 7/1/2035	750,000	802,311
Series K, 5.0%, 7/1/2036	1,000,000	1,066,906

Massachusetts, State Development Finance Agency Revenue, Boston University, Series BB2, 4.0%, 10/1/2036	355,000	357,127
Massachusetts, State Development Finance Agency Revenue, Brandeis University, Series S-1, 5.0%, 10/1/2040	665,000	705,491
Massachusetts, State Development Finance Agency Revenue, CareGroup Obligated Group:
Series H-1, 5.0%, 7/1/2031	2,000,000	2,011,397
Series I, 5.0%, 7/1/2036	1,000,000	1,014,412
Massachusetts, State Development Finance Agency Revenue, Carleton-Willard Homes, Inc.:
4.0%, 12/1/2042	490,000	450,453
5.0%, 12/1/2042	1,050,000	1,065,987
Massachusetts, State Development Finance Agency Revenue, Children's Hospital Corp. Obligated Group, Series T, 5.25%, 3/1/2054	2,000,000	2,170,746
Massachusetts, State Development Finance Agency Revenue, GingerCare Living, Inc., Obligated Group, Series A, 144A, 5.875%, 12/1/2060	1,000,000	965,905
Massachusetts, State Development Finance Agency Revenue, Loomis Obligated Group, Series 2021, 4.0%, 1/1/2036	400,000	395,092
Massachusetts, State Development Finance Agency Revenue, Merrimack College:
Series B, 4.0%, 7/1/2042	475,000	433,006
Series B, 4.0%, 7/1/2050	2,825,000	2,445,737
Massachusetts, State Development Finance Agency Revenue, Milford Regional Medical Center, Series F, 5.75%, 7/15/2043	500,000	500,481
Massachusetts, State Development Finance Agency Revenue, Northeastern University:
Series A, 5.0%, 10/1/2029	650,000	695,488
Series A, 5.0%, 10/1/2035	1,000,000	1,089,977
Series A, 5.0%, 10/1/2042	2,000,000	2,222,365
Massachusetts, State Development Finance Agency Revenue, Partners Healthcare System, Inc.:
Series O-1, 4.0%, 7/1/2045	1,000,000	957,409
Series S-1, 5.0%, 7/1/2037	1,405,000	1,458,942
Series S-2, 5.0% (b), 7/1/2038	1,235,000	1,236,207
Series D, 5.0%, 7/1/2047	2,000,000	2,160,257
Massachusetts, State Development Finance Agency Revenue, Salem Community Corp.:
5.125%, 1/1/2040	1,020,000	1,008,961
5.25%, 1/1/2050	2,675,000	2,539,509
Massachusetts, State Development Finance Agency Revenue, Seven Hill Foundation, 4.0%, 9/1/2048	1,000,000	879,795
Massachusetts, State Development Finance Agency Revenue, Springfield College, Series A, 4.0%, 6/1/2056	2,850,000	2,278,211
Massachusetts, State Development Finance Agency Revenue, Suffolk University:
4.0%, 7/1/2051	3,000,000	2,380,540
5.0%, 7/1/2035	2,225,000	2,233,657
5.0%, 7/1/2036	2,500,000	2,506,756
Massachusetts, State Development Finance Agency Revenue, The Broad Institute, Inc., 5.0%, 4/1/2037	875,000	905,758
Massachusetts, State Development Finance Agency Revenue, UMass Memorial Healthcare, 5.0%, 7/1/2036	2,500,000	2,533,306
Massachusetts, State Development Finance Agency Revenue, Wellesley College, Series L, 5.0%, 7/1/2029	785,000	837,809
Massachusetts, State Development Finance Agency Revenue, Woods Hole Oceanographic Institution:
5.0%, 6/1/2029	1,685,000	1,788,077
5.0%, 6/1/2031	1,845,000	1,953,469
5.0%, 6/1/2032	470,000	496,582
5.0%, 6/1/2048	3,500,000	3,592,854
Massachusetts, State Development Finance Agency Revenue, Worcester Polytechnic Institute, 5.0%, 9/1/2034	485,000	495,998
Massachusetts, State Development Financing Agency, College of the Holy Cross, Series A, 3.95% (a), 1/2/2025, LOC: Bank of America NA	300,000	300,000

Massachusetts, State Educational Financing Authority:
Series B, AMT, 3.0%, 7/1/2035	230,000	225,491
Series B, AMT, 4.25%, 7/1/2032	550,000	544,457
Series B, AMT, 5.0%, 7/1/2030	2,725,000	2,846,107
Massachusetts, State Educational Financing Authority Revenue, Series B, AMT, 2.0%, 7/1/2037	1,400,000	1,207,474
Massachusetts, State Educational Financing Authority, Educational Loan Revenue Bonds, Issue M, Series B, AMT, 3.625%, 7/1/2038	2,100,000	1,994,269
Massachusetts, State Health & Educational Facilities Authority Revenue, Amherst College, Series J-1, 5.0%, 11/1/2035	500,000	592,315
Massachusetts, State Health & Educational Facilities Authority Revenue, Baystate Medical Center, Series K, 3.75% (a), 1/2/2025, LOC: TD Bank NA	400,000	400,000
Massachusetts, State Health & Educational Facilities Authority Revenue, Massachusetts Institute of Technology, Series J-2, 3.35% (a), 1/2/2025	3,500,000	3,500,000
Massachusetts, State Health & Educational Facilities Authority Revenue, Tufts University:
Series M, 5.5%, 2/15/2027	1,705,000	1,794,838
Series M, 5.5%, 2/15/2028	3,000,000	3,228,904
Massachusetts, State Housing Finance Agency Revenue:
Series B-2, 0.8%, 12/1/2025	2,585,000	2,501,277
Series 223, 3.0%, 6/1/2047	2,510,000	2,453,781
Series 215, 4.0%, 12/1/2050	1,505,000	1,509,458
Massachusetts, State Housing Finance Agency, Single Family Housing Revenue:
3.0%, 12/1/2050	935,000	915,535
Series 220, 3.0%, 12/1/2050	1,725,000	1,687,809
Series 222, 3.0%, 6/1/2051	805,000	780,864
Series 224, 5.0%, 6/1/2050	705,000	727,673
Massachusetts, State Port Authority Revenue:
Series A, AMT, 5.0%, 7/1/2034	1,000,000	1,024,405
Series A, AMT, 5.0%, 7/1/2037	5,055,000	5,266,176
Series A, 5.0%, 7/1/2040	3,500,000	3,519,284
Series B, 5.0%, 7/1/2044	2,500,000	2,625,492
Series A, AMT, 5.0%, 7/1/2047	1,500,000	1,513,513
Massachusetts, State Port Authority, Special Facilities Revenue, Bosfuel Corp. Project:
Series A, AMT, 4.0%, 7/1/2044	4,000,000	3,809,203
Series A, AMT, 5.0%, 7/1/2033	895,000	935,761
Series A, AMT, 5.0%, 7/1/2034	2,750,000	2,868,620
Series A, AMT, 5.0%, 7/1/2035	1,000,000	1,040,676
Massachusetts, State School Building Authority, Sales Tax Revenue, Series A, 5.0%, 8/15/2045	1,400,000	1,483,200
Massachusetts, State Transportation Fund Revenue, Rail Enhancement & Accelerated Bridge Programs, Series A, 5.0%, 6/1/2048	1,500,000	1,547,577
Massachusetts, State Transportation Fund Revenue, Rail Enhancement Program, Series A, 5.0%, 6/1/2037	2,000,000	2,013,094
Massachusetts, State Transportation Fund Revenue, Rail Enhancement Project:
Series A, 3.0%, 6/1/2050	3,000,000	2,293,984
Series B, 5.0%, 6/1/2046	1,125,000	1,184,911
Massachusetts, State Water Pollution Abatement Trust, Pool Program, 5.25%, 8/1/2031	8,005,000	9,184,149
Massachusetts, State Water Resources Authority:
Series C, Prerefunded, 5.0%, 8/1/2031	1,000,000	1,030,462
Series B, 5.0%, 8/1/2042	1,250,000	1,387,943
Series B, 5.0%, 8/1/2043	620,000	684,377
Series B, 5.25%, 8/1/2031, INS: AGMC	5,130,000	5,895,633
Series B, 5.25%, 8/1/2032, INS: AGMC	2,000,000	2,332,132
Massachusetts, Town of Winchester, General Obligation, 4.0%, 3/15/2039	835,000	866,177
Somerville, MA, General Obligation:
4.0%, 5/1/2047	1,000,000	983,425
5.0%, 5/1/2026	265,000	273,047
5.0%, 5/1/2027	850,000	895,172

University of Massachusetts, State Building Authority Revenue:
Series 3, 5.0%, 11/1/2037	3,000,000	3,146,888
Series 2019-1, 5.0%, 5/1/2038	1,100,000	1,170,454
Worcester, MA, General Obligation, Series A, 5.0%, 1/15/2031, INS: AGMC	2,205,000	2,207,879
		197,194,936
Guam 2.0%
Guam, Antonio B. Won Pat International Airport Authority Revenue, Series A, AMT, 5.25%, 10/1/2042	600,000	631,779
Guam, Government Waterworks Authority, Water & Wastewater System Revenue:
Series A, 5.0%, 7/1/2041	650,000	691,513
Series A, 5.0%, 7/1/2043	975,000	1,034,534
Series A, 5.0%, 1/1/2046	885,000	928,055
Series A, 5.0%, 1/1/2050	180,000	184,950
Guam, Power Authority Revenue:
Series A, 5.0%, 10/1/2037	315,000	322,514
Series A, 5.0%, 10/1/2038	285,000	291,705
Series A, 5.0%, 10/1/2040	200,000	203,785
		4,288,835
Puerto Rico 2.4%
Puerto Rico, General Obligation:
Series A1, 4.0%, 7/1/2037	1,000,000	965,466
Series A1, 4.0%, 7/1/2041	622,702	589,541
Series A1, 4.0%, 7/1/2046	1,772,826	1,648,854
Puerto Rico, Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority, Hospital Auxilio Mutuo Obligated Group Project, 5.0%, 7/1/2033	425,000	451,694
Puerto Rico, Sales Tax Financing Corp., Sales Tax Revenue, Series A-1, 5.0%, 7/1/2058	1,500,000	1,497,290
		5,152,845
Total Municipal Investments (Cost $212,268,613)		206,636,616

	Shares	Value ($)

Closed-End Investment Companies 0.5%
Nuveen Massachusetts Quality Municipal Income Fund (Cost $916,511)	85,000	977,500

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $213,185,124)	97.8	207,614,116
Other Assets and Liabilities, Net	2.2	4,678,758
Net Assets	100.0	212,292,874
For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
(a)
Variable rate demand notes are securities whose interest rates are reset periodically (usually daily mode or weekly mode) by remarketing agents based on current market levels, and are not directly set as a fixed spread to a reference rate. These securities may be redeemed at par by the holder through a put or tender feature, and are shown at their current rates as of December 31,
2024. Date shown reflects the earlier of demand date or stated maturity date.

(b)
Variable or floating rate security. These securities are shown at their current rate as of December 31, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description above. Certain variable rate securities are not based on a published reference rate and spread but adjust periodically based on current market conditions, prepayment of underlying positions and/or other variables. Securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AGMC: Assured Guaranty Municipal Corp.
AMT: Subject to alternative minimum tax.
INS: Insured
LOC: Letter of Credit
Prerefunded: Bonds which are prerefunded are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

Fair Value Measurements
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of December 31, 2024 in valuing the Fund’s investments.
Assets	Level 1	Level 2	Level 3	Total
Municipal Investments (a)	$—	$206,636,616	$—	$206,636,616
Closed-End Investment Companies	977,500	—	—	977,500
Total	$977,500	$206,636,616	$—	$207,614,116

(a)	See Investment Portfolio for additional detailed categorizations.
OBTAIN AN OPEN-END FUND PROSPECTUS
To obtain a summary prospectus, if available, or prospectus, download one from fundsus.dws.com, talk to your financial representative or call (800) 728-3337. We advise you to carefully consider the product's objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest.
CLOSED-END FUNDS
Closed-end funds, unlike open-end funds, are not continuously offered. There is a one time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Shares of closed-end funds frequently trade at a discount to net asset value. The price of the fund’s shares is determined by a number of factors, several of which are beyond the control of the fund. Therefore, the fund cannot predict whether its shares will trade at, below or above net asset value.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE
DMATF-PH3
R-080548-3 (1/27)